DEAN WITTER WORLD WIDE INVESTMENT TRUST  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                         YORK 10048
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1996

DEAR SHAREHOLDER:
We are pleased to present the semiannual report on the operations of Dean Witter World Wide Investment Trust for the six-month period ended September 30, 1996. During this time, global equity markets continued to provide positive returns as inflation remained contained and downward pressure on global interest rates persisted. Against this economic backdrop, Dean Witter World Wide Investment Trust provided a total return of 0.88% versus 3.54% for the Morgan Stanley Capital International World Index.
GLOBAL MARKET OVERVIEW
During the past six months, North American equity markets led most of the world in total return performance. A moderate U.S. economic growth cycle, consistent with the Federal Reserve Board's desire to engineer a "soft landing" back to GDP growth of 2.5 percent, provided a favorable trading environment for the North American economic partners. In addition, a neutral interest rate environment and benign inflationary trends helped the U.S., Canadian and Latin American equity markets to post the globe's best total returns.
Other world markets had mixed results during the period. While generally positive interest rate and inflationary trends led to acceptable returns in Europe, Asian markets performed poorly in response to a lack of consistent economic growth indicators throughout the region. In Japan, a strong first quarter recovery rapidly eroded and raised investor concerns that the long-awaited economic growth cycle had not yet materialized. The Japanese equity market, which peaked in June, experienced a correction reflecting this lack of conviction in Japan's economic recovery.
The historically more robust growth markets of the Pacific Rim also underperformed, and markets such as Malaysia and Singapore corrected from their peaks after two years of above-average performance. This

DEAN WITTER WORLD WIDE INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1996, CONTINUED

occurred partly in response to Japan's sputtering growth but also because of China's sluggish economic recovery and concerns that possibly higher U.S. interest rates may impede the flow of capital into the region.
PORTFOLIO STRUCTURE & ALLOCATION
The portfolio is positioned to capitalize on two key trends that we perceive developing in world markets. First, Japan has just begun an extended period of sustainable economic growth after many years of recession. Second, market valuations in the globe's most impressive economic regions (the Pacific Rim and Latin America) are extremely attractive. In response to this analysis, the portfolio allocations for Dean Witter World Wide Investment Trust ended the period as follows:

        REGIONAL TARGET ALLOCATIONS
           (SEPTEMBER 30, 1996)
Japan..............................    35.0%
United States......................    25.0%
Europe.............................    20.0%
Pacific Rim........................    12.5%
Latin America......................     6.5%
Other..............................     1.0%

While we believe that long-term trends will support these allocations, the Fund's heavy weighting in Japan, as well as in the Pacific Rim and Latin America, contributed to the Fund underperforming its benchmark, the Morgan Stanley Capital International World Index. During the period under review, the results in these markets were disappointing while the United States and Europe, where the Fund is underweighted, performed well. Although these allocations adversely affected the Fund over this time period, we remain confident in the Fund's long-term strategy which represents our projections regarding the superior growth prospects of Japan, the Pacific Rim and Latin America.
A NOTE REGARDING SOME RECENT PUBLICITY SURROUNDING MORGAN GRENFELL
Recently, some of you may have read, in the press, of an overseas investigation concerning an individual associated with an affiliate of the Fund's sub-advisor. We believe that it is important for shareholders to understand the facts behind this recent attention. The investigation currently underway concerns alleged trading irregularities on the part of one portfolio manager at the affiliate. Although this individual was not at any time involved with World Wide Investment Trust, it was deemed advisable that the affiliate purchase from the Fund two securities whose separate holdings by

DEAN WITTER WORLD WIDE INVESTMENT TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1996, CONTINUED

the affiliate had become part of the investigation. These securities represented only a very small percentage of the Fund's portfolio (approximately one-twentieth of one percent) and were purchased by the affiliate at their cost to the Fund plus interest. Neither the Fund, nor its shareholders, incurred any loss as a result of the sale of these securities to the sub-advisor's affiliate. LOOKING AHEAD
We continue to believe that long-term investors will benefit from our diversified investment approach, high quality equity portfolio and strategic emphasis on Japan and the Pacific Rim. Economic cycle changes, especially at their inflection points, tend to provide investors with the greatest total return opportunities over extended periods of time. We believe that Japan's economic recovery, and subsequent slow down, may be compared to the United States' own recovery four years ago. At that time, fears of a "double-dip" back into recession frightened many investors out of the U.S. equity market, just before the S&P 500 rallied to provide in excess of 50 percent total return by 1996. It is our view that this potential exists today in recovering economies around the world.
We appreciate your ongoing support of Dean Witter World Wide Investment Trust and look forward to continuing to serve your investment needs.
Very truly yours,
        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   COMMON AND PREFERRED STOCKS, WARRANTS, RIGHTS
                   AND BONDS (98.2%)
                   ARGENTINA (0.5%)
                   AUTOMOBILES
            8,000  Ciadea S.A.*.................  $        38,006
                                                  ---------------
                   ENERGY
           38,500  Yacimentos Petroliferos
                   Fiscales S.A. (ADR)..........          880,687
                                                  ---------------
                   RETAIL
           46,000  Disco S.A. (ADR)*............          902,750
                                                  ---------------
                   TELECOMMUNICATIONS
           15,500  Telecom Argentina Stet -
                   France Telecom S.A. (Class B)
                   (ADR)........................          625,813
                                                  ---------------

                   TOTAL ARGENTINA..............        2,447,256
                                                  ---------------
                   AUSTRALIA (1.0%)
                   BUILDING & CONSTRUCTION
          155,453  Adelaide Brighton Ltd........          209,090
          400,000  Macmahon Holdings Ltd........          303,821
                                                  ---------------
                                                          512,911
                                                  ---------------
                   ENERGY
           41,000  Broken Hill Proprietary Co.
                   Ltd..........................          525,515
           90,000  Woodside Petroleum Ltd.......          596,723
                                                  ---------------
                                                        1,122,238
                                                  ---------------
                   METALS & MINING
           65,000  Capral Aluminium Ltd.........          197,998
          600,000  M.I.M. Holdings Ltd..........          731,069
          262,000  Pasminco Ltd.................          385,568
                                                  ---------------
                                                        1,314,635
                                                  ---------------
                   MULTI-INDUSTRY
           50,721  McPherson's Ltd.*............          106,747
                                                  ---------------
                   RETAIL
          120,000  Foodland Associated Ltd......          477,568
           30,000  Harvey Norman Holdings
                   Ltd..........................          138,856
          225,000  Woolworth's Ltd..............          502,016
                                                  ---------------
                                                        1,118,440
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------

                   TRANSPORTATION
          127,000  Mayne Nickless Ltd...........  $       859,124
                                                  ---------------

                   TOTAL AUSTRALIA..............        5,034,095
                                                  ---------------

                   AUSTRIA (0.2%)
                   ELECTRICAL EQUIPMENT
            1,180  Austria Mikro Systeme
                   International AG.............           83,488
                                                  ---------------
                   TRANSPORTATION
           15,000  Flughafen Wien AG............          791,424
                                                  ---------------

                   TOTAL AUSTRIA................          874,912
                                                  ---------------

                   BELGIUM (0.2%)
                   RESTAURANTS
            1,840  Quick Restaurants S.A........          135,096
                                                  ---------------
                   RETAIL
           25,000  G.I.B. Holdings Ltd..........        1,038,415
                                                  ---------------

                   TOTAL BELGIUM................        1,173,511
                                                  ---------------

                   BRAZIL (2.4%)
                   APPLIANCES & HOUSEHOLD DURABLES
           59,000  Refrigeracao Parana S.A.
                   (ADR)........................          724,815
                                                  ---------------
                   BUILDING & CONSTRUCTION
           23,000  Elevadores Atlas S.A.*.......          247,821
                                                  ---------------
                   CHEMICALS
           70,000  Rhodia-Ster S.A. (GDR) -
                   144A**.......................          268,310
                                                  ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
           97,500  Aracruz Celulose S.A.
                   (ADR)........................          853,125
           60,000  Votorantim Celulose e Papel
                   S.A. (ADR)...................          591,000
                                                  ---------------
                                                        1,444,125
                                                  ---------------
                   INVESTMENT COMPANIES
        1,000,000  Brazilian Smaller Co.
                   Investment Trust.............        1,190,000
          200,000  Brazilian Smaller Co.
                   Investment Trust (Warrants
                   due 09/30/07)*...............          106,000
                                                  ---------------
                                                        1,296,000
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   RETAIL
           61,000  Lojas Arapua S.A. (ADR) -
                   144A**.......................  $     1,049,200
           67,000  Makro Atacadista S.A.*.......          616,400
                                                  ---------------
                                                        1,665,600
                                                  ---------------
                   STEEL & IRON
           42,000  Companhia Acos Especia
                   (ADR)........................          166,740
           20,000  Companhia Siderurgica
                   Nacional (ADR)...............          426,660
           35,000  Companhia Vale do Rio Doce
                   S.A. (ADR)...................          694,155
           50,000  Usinas Siderurgicas de Minas
                   Gerais S.A. (ADR) - 144A**...          494,500
           20,000  Usinas Siderurgicas de Minas
                   Gerais S.A. (S Shares)
                   (ADR)........................          197,800
                                                  ---------------
                                                        1,979,855
                                                  ---------------
                   TELECOMMUNICATIONS
           23,705  Telecomunicacoes Brasileiras
                   S.A. (ADR)...................        1,860,842
                                                  ---------------
                   UTILITIES - ELECTRIC
           60,000  Centrais Electricas
                   Brasileiras S.A. (Class B)
                   (ADR)........................          789,960
           54,000  Companhia Energetica de Minas
                   Gerais S.A. (Pref.) (ADR)* -
                   144A**.......................        1,613,250
           50,000  Companhia Energetica de Sao
                   Paulo (Pref.) (ADR)*.........          433,350
                                                  ---------------
                                                        2,836,560
                                                  ---------------
                   TOTAL BRAZIL.................       12,323,928
                                                  ---------------

                   CANADA (0.3%)
                   ENERGY
           19,500  Talisman Energy, Inc.*.......          534,070
                                                  ---------------
                   INDUSTRIALS
           22,000  Canadian Pacific, Ltd........          510,464
                                                  ---------------
                   MANUFACTURING
           35,000  Bombardier, Inc. (Class B)...          498,568
                                                  ---------------

                   TOTAL CANADA.................        1,543,102
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------

                   CHILE (0.6%)
                   BANKING
           18,000  Banco de A. Edwards (Series
                   A) (ADR).....................  $       333,000
                                                  ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           78,200  Compania Cervecerias Unidas
                   S.A. (ADR)...................        1,632,425
                                                  ---------------
                   TELECOMMUNICATIONS
            7,500  Compania de
                   Telecommunicaciones de Chile
                   S.A. (ADR)...................          724,687
                                                  ---------------
                   UTILITIES - ELECTRIC
           15,000  Enersis S.A. (ADR)...........          483,750
                                                  ---------------

                   TOTAL CHILE..................        3,173,862
                                                  ---------------

                   COLOMBIA (0.2%)
                   FINANCIAL SERVICES
           60,000  Corporacion Financiera Valle
                   (GDR)*.......................          382,500
                                                  ---------------
                   RETAIL
           42,000  Gran Cadena Almacenes (Class
                   B) (Pref.) (ADR) - 144A**....          462,000
                                                  ---------------

                   TOTAL COLOMBIA...............          844,500
                                                  ---------------

                   DENMARK (0.6%)
                   BUSINESS & PUBLIC SERVICES
           12,500  Kobenhavns Lufthavne AS......        1,249,893
                                                  ---------------
                   CONGLOMERATES
            2,350  Martin Gruppen*..............          128,536
                                                  ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
            3,784  Oticon Holding AS............          604,741
                                                  ---------------
                   PHARMACEUTICALS
            6,080  Novo-Nordisk AS (Series B)...          948,815
                                                  ---------------

                   TOTAL DENMARK................        2,931,985
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   FINLAND (0.0%)
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
            2,300  Cultor Oy 1..................  $       118,541
                                                  ---------------

                   FRANCE (2.4%)
                   APPLIANCES & HOUSEHOLD DURABLES
            3,320  Airfeu S.A...................          120,165
                                                  ---------------
                   BUILDING & CONSTRUCTION
               19  Assystem.....................            1,663
                                                  ---------------
                   BUILDING MATERIALS
            7,500  IMETAL.......................        1,089,314
                                                  ---------------
                   BUSINESS & PUBLIC SERVICES
            1,770  Grand Optical-Photoservice...          234,112
                                                  ---------------
                   COMMERCIAL SERVICES
              350  Altran Technologies S.A......           97,738
                                                  ---------------
                   COMPUTER SOFTWARE
              540  Fininfo S.A..................           55,947
              500  Jet Multimedia...............           58,097
                                                  ---------------
                                                          114,044
                                                  ---------------
                   CONSUMER PRODUCTS
            6,800  Societe BIC S.A..............          892,831
                                                  ---------------
                   ELECTRICAL EQUIPMENT
            2,430  CIPE France S.A..............          250,351
                                                  ---------------
                   FINANCIAL SERVICES
            4,000  Cetelem Group................          861,381
                                                  ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
            1,378  Brioche Pasquier S.A.........          179,328
            4,400  LVMH Moet-Hennessy Louis
                   Vuitton......................          955,188
           28,000  SEITA........................        1,176,653
                                                  ---------------
                                                        2,311,169
                                                  ---------------
                   HEALTH & PERSONAL CARE
           10,640  Sanofi S.A...................          872,003
                                                  ---------------
                   MANUFACTURING
            1,000  Stedim S.A...................           74,558
                                                  ---------------
                   PHARMACEUTICALS
            5,500  Genset (ADR)*................           94,875
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   RETAIL
            2,250  Carrefour Supermarche........  $     1,263,169
            6,322  Castorama Dubois
                   Investissement...............        1,145,938
              250  Castorama Dubois
                   Investissement 3.15% due
                   01/01/03 (Conv.).............           58,775
            2,129  Guilbert S.A.................          319,115
                                                  ---------------
                                                        2,786,997
                                                  ---------------
                   STEEL & IRON
           80,250  Usinor Sacilor...............        1,238,608
                                                  ---------------
                   TEXTILES
            2,443  Deveaux S.A..................          282,441
            2,825  Hermes International.........          662,511
                                                  ---------------
                                                          944,952
                                                  ---------------
                   WHOLESALE & INTERNATIONAL TRADE
               43  Bertrand Faure...............            1,582
                                                  ---------------

                   TOTAL FRANCE.................       11,986,343
                                                  ---------------

                   GERMANY (2.2%)
                   APPAREL
           14,400  Adidas AG....................        1,311,408
                                                  ---------------
                   AUTO PARTS
            6,050  Kiekert AG...................          157,478
                                                  ---------------
                   AUTOMOBILES
            1,900  Bayerische Motoren Werke
                   (BMW) AG.....................        1,088,152
            3,000  Volkswagen AG................        1,119,197
                                                  ---------------
                                                        2,207,349
                                                  ---------------
                   BUILDING & CONSTRUCTION
              410  Sto AG (Pref.)...............          202,957
                                                  ---------------
                   CHEMICALS
           37,746  BASF AG......................        1,187,915
           28,000  Bayer AG.....................        1,028,062
            8,700  SGL Carbon AG................        1,015,342
                                                  ---------------
                                                        3,231,319
                                                  ---------------
                   ELECTRICAL EQUIPMENT
            2,090  Effeff Fritz Fuss GmbH &
                   Co...........................           81,671
                                                  ---------------
                   ENTERTAINMENT
            1,043  CeWe Color Holding AG........          300,208
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
            9,650  Berentzen-Gruppe AG
                   (Pref.)......................  $       351,151
            9,650  Berentzen Gruppe AG
                   (Rights)*....................           18,981
                                                  ---------------
                                                          370,132
                                                  ---------------
                   FURNITURE
            6,320  Moebel Walther AG............          385,366
                                                  ---------------
                   HEALTH & PERSONAL CARE
               96  Rhoen-Klinikum AG............           11,456
            2,608  Rhoen-Klinikum AG (Pref.)....          290,690
                                                  ---------------
                                                          302,146
                                                  ---------------
                   INSURANCE
            1,320  Marschollek, Lautenschlaeger
                   und Partner AG (Pref.).......          166,168
                                                  ---------------
                   MERCHANDISING
              338  Hach AG (Pref.)..............          131,858
                                                  ---------------
                   PHARMACEUTICALS
           16,250  Gehe AG......................        1,086,743
                                                  ---------------
                   RETAIL
            8,365  Fielmann AG (Pref.)..........          348,267
                                                  ---------------
                   TEXTILES
              160  Hugo Boss AG (Pref.).........          186,730
              400  Jil Sander AG (Pref.)........          257,671
            6,000  Puma AG*.....................          189,614
                                                  ---------------
                                                          634,015
                                                  ---------------

                   TOTAL GERMANY................       10,917,085
                                                  ---------------

                   HONG KONG (5.6%)
                   AUTOMOBILES
           50,000  Jardine International Motor
                   Holdings Ltd.................           63,366
                                                  ---------------
                   BANKING
          117,200  HSBC Holdings PLC............        2,174,917
          120,000  Liu Chong Hing Bank Ltd......          166,822
           39,000  Wing Hang Bank Ltd...........          146,260
                                                  ---------------
                                                        2,487,999
                                                  ---------------
                   BUILDING & CONSTRUCTION
          110,000  Harbour Centre Development...          152,209
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   BUILDING MATERIALS
            9,087  Asia Cement Corp. (GDR)......  $       186,284
                                                  ---------------
                   CONGLOMERATES
        1,331,000  First Pacific Co. Ltd........        2,013,850
          200,000  Four Seas Mercantile Holdings
                   Ltd..........................           93,110
          460,000  Hutchison Whampoa, Ltd.......        3,093,317
          264,000  Swire Pacific Ltd. (Class
                   A)...........................        2,364,215
                                                  ---------------
                                                        7,564,492
                                                  ---------------
                   ENTERTAINMENT
          400,000  Gold Peak Industries
                   (Holdings) Ltd...............          247,000
                                                  ---------------
                   HOTELS/MOTELS
          308,000  Grand Hotel Holdings Ltd.....          127,457
          465,000  Hong Kong & Shanghai Hotels
                   Ltd..........................          838,862
                                                  ---------------
                                                          966,319
                                                  ---------------
                   REAL ESTATE
          342,000  Cheung Kong (Holdings)
                   Ltd..........................        2,631,518
          580,000  China Overseas Land &
                   Investment...................          196,888
          200,000  China Resources Enterprise
                   Ltd..........................          201,738
          285,000  Henderson Land Development
                   Co. Ltd......................        2,441,709
          172,260  HKR International Ltd........          200,489
          440,000  Hon Kwok Land Investment
                   Ltd..........................          137,984
        1,019,000  Hong Kong Land Holdings
                   Ltd..........................        2,374,270
          528,000  Hysan Development Co. Ltd....        1,652,390
          322,000  New World Development........        1,690,616
           85,000  Sun Hung Kai Properties
                   Ltd..........................          904,103
                                                  ---------------
                                                       12,431,705
                                                  ---------------
                   TELECOMMUNICATIONS
          998,400  Hong Kong Telecommunications
                   Ltd..........................        1,807,573
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   UTILITIES
        1,477,000  Hong Kong & China Gas Co.
                   Ltd..........................  $     2,511,710
                                                  ---------------

                   TOTAL HONG KONG..............       28,418,657
                                                  ---------------
                   INDIA (0.3%)
                   AUTOMOBILES
           29,000  Tata Engineering & Locomotive
                   Co. Ltd. (GDR)...............          362,500
                                                  ---------------
                   BUILDING & CONSTRUCTION
           30,000  Larsen & Toubro Ltd. (GDR)...          416,100
                                                  ---------------
                   FINANCIAL SERVICES
           26,000  Industrial Credit &
                   Investment Corporation of
                   India Ltd. (GDR)*............          282,100
                                                  ---------------
                   METALS & MINING
           15,000  Hindalco Industries Ltd.
                   (GDR)*.......................          273,750
                                                  ---------------
                   UTILITIES - ELECTRIC
           19,000  BSES Ltd. (GDR)* - 144A**....          318,250
                                                  ---------------

                   TOTAL INDIA..................        1,652,700
                                                  ---------------
                   INDONESIA (0.6%)
                   BANKING
           40,000  PT Bank Bali (Warrants due
                   08/29/00)*...................           17,228
           40,000  PT Pan Indonesia Bank........           38,763
                                                  ---------------
                                                           55,991
                                                  ---------------
                   CHEMICALS
          129,400  PT Aneka Kimia Raya
                   (Restricted).................           68,272
                                                  ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           73,000  PT Fast Food Indonesia
                   (Local)......................          103,756
                                                  ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
     IDR  500,000  PT Tjiwi Kimia 0.00% due
                   03/26/97 (Conv.)*............          565,000
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   INDUSTRIALS
           50,000  PT Bukaka Teknik Utama.......  $        40,378
                                                  ---------------
                   INVESTMENT COMPANIES
        2,000,000  Peregrine Indonesia Fund
                   Ltd.*........................        2,060,000
                                                  ---------------
                   MERCHANDISING
           77,400  PT Tigaraksa Satria..........          153,347
                                                  ---------------

                   TOTAL INDONESIA..............        3,046,744
                                                  ---------------

                   ITALY (0.8%)
                   APPLIANCES & HOUSEHOLD DURABLES
            5,200  Industrie Natuzzi SpA
                   (ADR)........................          241,800
                                                  ---------------
                   BUILDING & CONSTRUCTION
           17,047  Saes Getters Di Risp.........          253,522
           12,791  Saes Getters SpA.............          225,081
                                                  ---------------
                                                          478,603
                                                  ---------------
                   ELECTRICAL EQUIPMENT
           32,945  Gewiss SpA...................          432,633
                                                  ---------------
                   ENERGY
          225,000  Ente Nazionale Idrocarburi
                   SpA..........................        1,150,115
                                                  ---------------
                   MACHINERY
           21,800  IMA SpA......................           93,684
                                                  ---------------
                   TELECOMMUNICATIONS
          546,000  Telecom Italia Mobile SpA....        1,211,740
                                                  ---------------
                   VISION CARE & INSTRUMENTS
           14,470  De Rigo SpA (ADR)*...........          162,788
                                                  ---------------

                   TOTAL ITALY..................        3,771,363
                                                  ---------------

                   JAPAN (33.8%)
                   APPLIANCES & HOUSEHOLD DURABLES
           20,000  Beltecno Corp................          229,741
           35,000  Itoki Crebio Corp............          288,971
           25,000  Juken Sangyo Co..............          240,061
                                                  ---------------
                                                          758,773
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   AUTO PARTS
           32,000  Bridgestone Metalpha Corp....  $       376,200
                                                  ---------------
                   AUTOMOBILES
          433,000  Mitsubishi Motors Corp.......        3,656,583
          150,000  Suzuki Motor Co. Ltd.........        1,830,746
                                                  ---------------
                                                        5,487,329
                                                  ---------------
                   BANKING
          396,000  Asahi Bank, Ltd..............        4,513,327
          223,000  Sanwa Bank, Ltd..............        4,022,525
          222,000  Sumitomo Bank................        4,104,101
          161,000  Sumitomo Trust & Banking.....        2,022,795
                                                  ---------------
                                                       14,662,748
                                                  ---------------
                   BUILDING & CONSTRUCTION
           20,000  Kaneshita Construction.......          229,741
           10,000  Maezawa Kaisei Industries....          384,995
           20,000  Mitsui Home Co., Ltd.........          285,381
          399,000  Nishimatsu Construction
                   Co...........................        3,867,181
           16,000  Oriental Construction Co.....          258,458
          322,000  Sekisui House Ltd............        3,525,442
           23,000  Tohoku Misawa Homes Co.,
                   Ltd..........................          317,868
                                                  ---------------
                                                        8,869,066
                                                  ---------------
                   BUILDING MATERIALS
           22,000  Nichiha Corp.................          428,430
           50,000  Shin Nikkei Co., Ltd.........          320,829
           88,000  Tostem Corp..................        2,606,120
           45,000  Toyo Shutter.................          363,053
                                                  ---------------
                                                        3,718,432
                                                  ---------------
                   BUSINESS & PUBLIC SERVICES
           20,000  Chuo Warehouse Co............          224,356
            8,000  Nichii Gakkan Co.............          404,918
           12,000  Nippon Kanzai................          351,072
           67,000  Secom........................        4,238,984
           30,000  Tanseisha....................          352,688
                                                  ---------------
                                                        5,572,018
                                                  ---------------
                   CHEMICALS
          600,000  Asahi Chemical Industrial Co.
                   Ltd..........................        3,903,796
          337,000  Kaneka Corp..................        2,071,659
          323,000  Nippon Shokubai K.K. Co......        2,846,505

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
           64,000  Sakai Chemical Industry
                   Co...........................  $       361,842
           35,000  Sintokogio...................          314,099
                                                  ---------------
                                                        9,497,901
                                                  ---------------
                   COMPUTER SOFTWARE
           12,000  CSK Corp.....................          373,688
           20,000  Ines.........................          360,765
            5,000  Mars Engineering Corp........          298,394
           20,000  Meitec.......................          382,303
                                                  ---------------
                                                        1,415,150
                                                  ---------------
                   CONGLOMERATES
           12,000  Enix Corp....................          309,073
          615,000  Mitsui & Co..................        5,348,066
           24,000  Yamae Hisano.................          247,689
                                                  ---------------
                                                        5,904,828
                                                  ---------------
                   DATA PROCESSING
           15,000  Daiwabo Information Systems
                   Co...........................          317,688
           30,000  Ricoh Elemex.................          454,994
                                                  ---------------
                                                          772,682
                                                  ---------------
                   ELECTRICAL EQUIPMENT
          240,000  Canon, Inc...................        4,716,863
          423,000  Hitachi Cable................        3,131,787
           40,000  Kyocera Corp.................        2,853,810
           30,700  Mabuchi Motor Co.............        1,708,158
          150,000  Matsushita Electric
                   Industrial Co. Ltd...........        2,517,275
           30,000  Mitsuba Electric Co. Ltd.....          331,150
           15,000  Mitsui High-Tec..............          314,996
           75,000  Nippon Electric Glass Co.,
                   Ltd..........................        1,224,984
           50,000  Nissin Electric..............          332,047
           35,000  Nitto Electric Works.........          678,453
           91,000  Rohm Co......................        5,741,093
          143,000  Ryoyo Electro Corp...........        2,938,796
           12,000  Satori Electric Co., Ltd.....          409,226
                                                  ---------------
                                                       26,898,638
                                                  ---------------
                   ELECTRONICS
           35,000  Fanuc, Ltd...................        1,287,804
           20,000  Maspro Denkoh Corp...........          482,814
           46,000  Sony Corp....................        2,902,091
                                                  ---------------
                                                        4,672,709
                                                  ---------------
                   ENGINEERING & CONSTRUCTION
          119,000  Kajima Corp..................        1,099,973
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   FINANCIAL SERVICES
          405,000  New Japan Securities Co.,
                   Ltd.*........................  $     2,104,415
           12,000  Nissin Co. Ltd...............          343,534
          150,000  Nomura Securities Co. Ltd....        2,759,580
           42,000  Orix Corp....................        1,620,748
            4,000  Sanyo Shinpan Finance Co.,
                   Ltd..........................          244,099
           12,000  Shinki Co. Ltd...............          344,611
                                                  ---------------
                                                        7,416,987
                                                  ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           14,000  Stamina Foods................          119,357
                                                  ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
           40,000  Daishowa Paper Manufacturing
                   Co. Ltd.*....................          259,176
                                                  ---------------
                   HEALTH & PERSONAL CARE
           14,000  Aderans Co. Ltd..............          355,560
          262,000  Eisai Co. Ltd................        4,984,654
           93,000  Kao Corp.....................        1,160,100
           25,000  Kawasumi Laboratories,
                   Inc..........................          329,803
           11,000  Seijo Corp...................          288,253
           45,000  Terumo.......................          577,493
                                                  ---------------
                                                        7,695,863
                                                  ---------------
                   HEALTHCARE PRODUCTS & SERVICES
            5,500  Paramount Bed Co.............          392,399
           60,000  Shimadzu Corp................          372,072
                                                  ---------------
                                                          764,471
                                                  ---------------
                   INDUSTRIALS
           75,000  Tokai Carbon Co., Ltd.*......          399,803
                                                  ---------------
                   INSURANCE
          205,000  Dai-Tokyo Fire & Marine
                   Insurance Co. Ltd............        1,414,745
          312,000  Tokio Marine & Fire Insurance
                   Co...........................        3,695,953
                                                  ---------------
                                                        5,110,698
                                                  ---------------
                   MACHINE TOOLS
           50,000  Nippon Thompson Co...........          382,751
           11,000  Nitto Kohki Co. Ltd..........          444,225
                                                  ---------------
                                                          826,976
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   MACHINERY
           35,000  Aichi Corp...................  $       320,380
          346,000  Asahi Diamond Industries Co.
                   Ltd..........................        4,036,615
           35,000  CKD Corp.....................          293,682
           14,000  Fuji Machine Manufacturing
                   Co...........................          358,072
           35,000  Fujitec Co. Ltd..............          386,341
          140,000  Kawasaki Heavy Industries....          674,684
          405,000  Komatsu Ltd..................        3,510,993
          225,000  Minebea Co., Ltd.............        1,996,994
           10,000  Misumi Corp..................          285,381
          517,000  Mitsubishi Heavy Industries,
                   Ltd..........................        4,208,193
           50,000  OSG Corp.....................          363,457
           25,000  Sansei Yusoki Co., Ltd.......          332,047
           30,000  Takuma Co., Ltd..............          384,995
           50,000  Tsudakoma....................          313,650
                                                  ---------------
                                                       17,465,484
                                                  ---------------
                   MANUFACTURED HOUSING
           30,000  Kawasho Gecoss Corp..........          349,996
                                                  ---------------
                   MANUFACTURING
           20,000  Arcland Sakamoto.............          296,150
                                                  ---------------
                   MEDIA
          174,000  Dai Nippon Printing Co.
                   Ltd..........................        3,247,958
                                                  ---------------
                   REAL ESTATE
           50,000  Cesar Co.....................          415,956
           27,000  Chubu Sekiwa Real Estate,
                   Ltd..........................          390,110
           12,000  Japan Industrial Land
                   Development..................          323,073
           23,000  Kansai Sekiwa Real Estate....          332,316
           30,000  Sekiwa Real Estate...........          269,227
          460,000  Sumitomo Realty &
                   Development..................        3,541,955
                                                  ---------------
                                                        5,272,637
                                                  ---------------
                   RETAIL
           11,000  Circle K Japan Co. Ltd.......          488,648
          209,000  Izumiya Co. Ltd..............        3,657,453
           15,000  Ministop Co., Ltd............          417,302
           13,000  Shimachu Co., Ltd............          369,829
           10,000  Xebio Co. Ltd................          358,072
                                                  ---------------
                                                        5,291,304
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   RETAIL - SPECIALTY
           10,000  Kojima Co. Ltd...............  $       324,868
                                                  ---------------
                   STEEL & IRON
          917,000  Nippon Steel Co..............        2,847,366
        1,500,000  NKK Corp.*...................        3,849,951
           25,000  Takada Kiko..................          231,087
                                                  ---------------
                                                        6,928,404
                                                  ---------------
                   TELECOMMUNICATIONS
              446  DDI Corp.....................        3,606,264
           35,000  Nippon Denwa Shisetsu........          392,623
              363  Nippon Telegraph & Telephone
                   Corp.........................        2,671,273
                                                  ---------------
                                                        6,670,160
                                                  ---------------
                   TEXTILES
            7,000  H.I.S. Company Ltd...........          412,725
          192,000  Kuraray Co. Ltd..............        1,947,052
            8,800  Maruco Co., Ltd..............          576,505
                                                  ---------------
                                                        2,936,282
                                                  ---------------
                   TRANSPORTATION
           12,000  Kanto Seino Transportation...          355,380
          434,000  Nippon Yusen Kabushiki
                   Kaish........................        2,258,997
          387,000  Yamato Transport Co. Ltd.....        4,202,369
                                                  ---------------
                                                        6,816,746
                                                  ---------------
                   UTILITIES
           88,700  Kyushu Electric Power........        1,894,517
                                                  ---------------
                   WHOLESALE & INTERNATIONAL TRADE
           18,700  Trusco Nakayama Corp.........          391,017
           20,000  Wakita & Co..................          267,432
                                                  ---------------
                                                          658,449
                                                  ---------------
                   TOTAL JAPAN..................      170,452,733
                                                  ---------------

                   MALAYSIA (2.8%)
                   AUTOMOBILES
           20,000  Cycle & Carriage Bintang
                   Berhad.......................          116,511
           70,000  Perusahaan Otomobil Nasional
                   Berhad.......................          379,858
                                                  ---------------
                                                          496,369
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   BANKING
          148,000  Arab Malaysian Finance
                   Berhad.......................  $       797,223
           55,000  Commerce Asset Holdings
                   Berhad.......................          342,351
          100,000  DCB Holdings Berhad..........          343,149
           40,000  Hock Hua Bank Berhad.........          122,097
          323,250  Public Finance Berhad........          536,557
                                                  ---------------
                                                        2,141,377
                                                  ---------------
                   BUILDING & CONSTRUCTION
           56,000  Gamuda Berhad................          417,844
          300,000  Metacorp Berhad..............          861,863
                                                  ---------------
                                                        1,279,707
                                                  ---------------
                   ENTERTAINMENT
          150,000  Berjaya Sports Toto Berhad...          529,686
                                                  ---------------
                   FINANCIAL SERVICES
          553,000  MBF Capital Berhad...........          785,524
                                                  ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          185,000  RJ Reynolds Berhad...........          527,791
                                                  ---------------
                   HOTELS/MOTELS
           40,000  Genting Berhad...............          290,480
                                                  ---------------
                   LEISURE
        1,132,000  Magnum Corporation Berhad*...        1,924,156
                                                  ---------------
                   MACHINERY
           30,000  Muhibbah Engineering.........          107,134
          175,000  Nylex (Malaysia) Berhad......          359,608
          100,000  UMW Holdings Berhad..........          385,045
          375,000  United Engineers Malaysia
                   Berhad.......................        2,902,801
                                                  ---------------
                                                        3,754,588
                                                  ---------------
                   MULTI-INDUSTRY
           80,000  Ekran Berhad.................          344,745
           70,000  Malaysian Resources Corp.
                   Berhad.......................          237,411
          242,000  Road Builder (M) Holdings
                   Berhad.......................        1,245,631
                                                  ---------------
                                                        1,827,787
                                                  ---------------
                   REAL ESTATE
           30,000  IOI Properties Berhad........           95,164
           90,000  Land & General Berhad........          192,124
                                                  ---------------
                                                          287,288
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   TELECOMMUNICATIONS
           50,000  Telekom Malaysia Berhad......  $       440,907
                                                  ---------------
                   TOTAL MALAYSIA...............       14,285,660
                                                  ---------------

                   MEXICO (2.3%)
                   BEVERAGES - SOFT DRINKS
           14,200  Panamerican Beverages, Inc.
                   (Class A)....................          583,975
                                                  ---------------
                   BUILDING & CONSTRUCTION
          250,000  International de Ceramica
                   S.A. de C.V. (ADR)*..........          298,607
                                                  ---------------
                   ENGINEERING & CONSTRUCTION
          124,240  Corporacion GEO S.A. de C.V.
                   (Series B)*..................          582,040
           48,000  Empresa ICA Sociedad
                   Controladora S.A. de C.V.
                   (ADR)*.......................          732,000
                                                  ---------------
                                                        1,314,040
                                                  ---------------
                   FINANCIAL SERVICES
          103,000  Grupo Financiero Banamex
                   Accival S.A. de C.V. (Series
                   L)*..........................          210,511
        1,500,000  Grupo Financiero Bancomer
                   S.A. de C.V. (B Shares)*.....          732,581
           35,630  Grupo Financiero Bancomer
                   S.A. de C.V. (L Shares)......           13,240
                                                  ---------------
                                                          956,332
                                                  ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           94,000  Grupo Industrial Bimbo S.A.
                   de C.V. (Series A)...........          491,520
          184,000  Grupo Modelo S.A. de C.V.
                   (Series C)...................          952,356
           62,000  Sigma Alimentos S.A..........          575,979
                                                  ---------------
                                                        2,019,855
                                                  ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
           90,000  Empaques Ponderosa S.A.
                   (Series B)*..................          270,537
                                                  ---------------
                   MANUFACTURING
          145,000  Grupo Industrial Saltillo
                   S.A. de C.V. (Class A).......          432,979
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   MEDIA
          900,000  Grupo Fernandez Editores S.A.
                   de C.V. (B Shares)*..........  $       298,607
                                                  ---------------
                   RETAIL
          180,000  Cifra S.A. de C.V. (Series
                   B)*..........................          259,907
          390,000  Cifra S.A. de C.V. (Series B)
                   (ADR)*.......................          546,000
          230,000  Nacional de Drogas S.A. de
                   C.V. (L Shares)..............          769,210
                                                  ---------------
                                                        1,575,117
                                                  ---------------
                   STEEL
          194,000  Industrias CH S.A. (Series
                   B)*..........................          610,192
                                                  ---------------
                   STEEL & IRON
           15,000  Tubos de Acero de Mexico S.A.
                   de C.V.*.....................          164,433
           55,000  Tubos de Acero de Mexico S.A.
                   de C.V. (ADR)*...............          598,125
                                                  ---------------
                                                          762,558
                                                  ---------------
                   TELECOMMUNICATIONS
           67,800  Telefonos de Mexico S.A. de
                   C.V. (Series L) (ADR)........        2,178,075
                                                  ---------------
                   TRANSPORTATION
           55,000  Transportacion Martima
                   Mexicana S.A. de C.V. (Series
                   L) (ADR).....................          433,125
                                                  ---------------

                   TOTAL MEXICO.................       11,733,999
                                                  ---------------

                   NETHERLANDS (2.9%)
                   APPLIANCES & HOUSEHOLD DURABLES
           32,986  Ahrend Groep NV..............        1,687,880
                                                  ---------------
                   BANKING
           22,902  ABN-AMRO Holding NV..........        1,270,994
           52,771  ING Groep NV.................        1,647,937
                                                  ---------------
                                                        2,918,931
                                                  ---------------
                   BUILDING & CONSTRUCTION
           12,104  Hunter Douglas NV............          845,864
                                                  ---------------
                   CONSUMER PRODUCTS
            8,370  Gucci Group NV...............          602,053
                                                  ---------------
                   INSURANCE
           22,936  Aegon NV.....................        1,133,387
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   MACHINERY
            2,948  Aalberts Industries NV.......  $       308,592
                                                  ---------------
                   MEDIA
          100,000  Elsevier NV..................        1,654,971
           60,000  Ver Ned Utigev Ver Bezit
                   NV...........................        1,175,439
           11,183  Wegener NV...................        1,052,902
           10,620  Wolters Kluwer NV............        1,337,126
                                                  ---------------
                                                        5,220,438
                                                  ---------------
                   MERCHANDISING
           31,215  Koninklijke Ahold NV.........        1,768,850
                                                  ---------------
                   TOTAL NETHERLANDS............       14,485,995
                                                  ---------------
                   NORWAY (0.5%)
                   BUSINESS & PUBLIC SERVICES
           19,040  Sysdeco Group AS*............          108,442
                                                  ---------------
                   DATA PROCESSING
           18,979  System Etikettering AS.......          219,110
                                                  ---------------
                   ELECTRICAL EQUIPMENT
            6,120  Sensonor AS*.................           44,277
                                                  ---------------
                   ENTERTAINMENT
          265,920  NCL Holding AS (Series A)
                   (Conv. Loan Stock due
                   12/12/98)*...................          590,342
                                                  ---------------
                   INSURANCE
          200,000  UNI Storebrand AS (A
                   Shares)*.....................        1,080,598
                                                  ---------------
                   MACHINERY
           37,823  Tomra Systems AS.............          419,195
                                                  ---------------
                   OIL DRILLING & SERVICES
           39,830  Hitec AS*....................          136,723
                                                  ---------------
                   TOTAL NORWAY.................        2,598,687
                                                  ---------------

                   PERU (0.2%)
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          255,917  Cerveceria Backus & Johnston
                   S.A..........................          294,779
           14,192  Jose R Lindley E Hijos
                   S.A..........................           12,727
                                                  ---------------
                                                          307,506
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   TELECOMMUNICATIONS
          314,999  CPT Telefonica de Peru S.A.
                   (B Shares)...................  $       711,855
                                                  ---------------

                   TOTAL PERU...................        1,019,361
                                                  ---------------

                   PHILIPPINES (0.2%)
                   BANKING
           13,000  Union Bank of Philippines*...           18,359
                                                  ---------------
                   BUILDING & CONSTRUCTION
           11,773  Bacnotan Consolidated
                   Industries...................           49,429
                                                  ---------------
                   ENTERTAINMENT
          324,000  SM Prime Holdings............           75,435
                                                  ---------------
                   OIL DRILLING & SERVICES
           30,000  First Philippine Holdings
                   Corp. (B Shares).............           65,267
                                                  ---------------
                   REAL ESTATE
           93,000  Ayala Corp. (B Shares).......          106,489
           44,712  Ayala Corp. (Series B)
                   (GDS)........................          447,120
                                                  ---------------
                                                          553,609
                                                  ---------------
                   TELECOMMUNICATIONS
            2,000  Philippine Long Distance
                   Telephone Co. (ADR)..........          124,427
                                                  ---------------
                   TRANSPORTATION
           52,800  International Container
                   Terminal.....................           35,267
                                                  ---------------

                   TOTAL PHILIPPINES............          921,793
                                                  ---------------

                   PORTUGAL (0.2%)
                   MEDIA
           30,000  Journalgeste*................          288,201
          226,000  TVI-Televisao Independente
                   S.A.*........................          657,163
                                                  ---------------

                   TOTAL PORTUGAL...............          945,364
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   SINGAPORE (1.1%)
                   APPLIANCES & HOUSEHOLD DURABLES
           50,000  Courts (Singapore) Ltd.......  $        69,992
                                                  ---------------
                   BANKING
           60,500  Development Bank of
                   Singapore, Ltd...............          743,729
              846  Overseas Chinese Banking
                   Corp., Ltd...................           10,160
          187,000  Overseas Union Bank, Ltd.....        1,308,854
                                                  ---------------
                                                        2,062,743
                                                  ---------------
                   ELECTRICAL EQUIPMENT
           68,000  Amtek Engineering Ltd........          112,101
           30,000  GP Batteries International
                   Ltd..........................           86,700
           77,500  Venture Manufacturing Ltd....          135,472
                                                  ---------------
                                                          334,273
                                                  ---------------
                   FINANCIAL SERVICES
           10,000  Hong Leong Finance Ltd.......           32,545
                                                  ---------------
                   HEALTH & PERSONAL CARE
           90,000  Tiger Medicals Ltd...........          147,730
                                                  ---------------
                   MACHINERY
           27,000  Jurong Engineering Ltd.......           81,347
                                                  ---------------
                   REAL ESTATE
          306,000  DBS Land Ltd.................        1,013,259
          257,000  Parkway Holdings Ltd.........          832,744
          162,000  Singapore Land Ltd...........          984,225
                                                  ---------------
                                                        2,830,228
                                                  ---------------
                   TRANSPORTATION
           58,000  Singapore Technologies
                   Shipbuilding & Engineering
                   Ltd..........................          100,561
                                                  ---------------
                   TOTAL SINGAPORE..............        5,659,419
                                                  ---------------
                   SOUTH AFRICA (0.5%)
                   FINANCIAL SERVICES
           14,200  JCI Co. Ltd..................          137,243
                                                  ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           20,000  Malbak Ltd...................           83,756
           22,500  Rembrandt Group Ltd..........          202,836
            4,250  South African Breweries
                   Ltd..........................          113,346
                                                  ---------------
                                                          399,938
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   INSURANCE
           35,000  Fedsure Holdings Ltd.........  $       254,573
            8,100  Metropolitan Life Ltd........          144,611
           16,100  Southern Life Assoc..........          167,849
                                                  ---------------
                                                          567,033
                                                  ---------------
                   METALS & MINING
            3,700  Anglo American Gold
                   Investment Co................          307,450
            5,700  Anglovaal Ltd. (N Shares)....          167,093
           13,500  De Beers Consolidated Mines
                   Ltd. (Units)++...............          419,550
            8,200  Kloof Gold Mining Co. Ltd....           65,517
            5,200  Rustenburg Platinum Holdings
                   Ltd..........................           81,948
                                                  ---------------
                                                        1,041,558
                                                  ---------------
                   RETAIL
           36,500  Pick'n Pay Stores Ltd........           38,616
          121,200  Pick'n Pay Stores Ltd. (N
                   Shares)*.....................          117,540
                                                  ---------------
                                                          156,156
                                                  ---------------

                   TOTAL SOUTH AFRICA...........        2,301,928
                                                  ---------------

                   SOUTH KOREA (0.2%)
                   BANKING
            5,800  Korea Exchange Bank..........           66,818
            4,000  Shinhan Bank.................           71,714
                                                  ---------------
                                                          138,532
                                                  ---------------
                   BUILDING & CONSTRUCTION
              586  Dong-Ah Construction
                   Industrial Co................           15,120
            6,657  Dong-Ah Construction
                   Industrial Co................          180,638
                                                  ---------------
                                                          195,758
                                                  ---------------
                   COMMUNICATIONS - EQUIPMENT & SOFTWARE
              600  LG Information &
                   Communication Ltd............           73,773
                                                  ---------------
                   ELECTRICAL EQUIPMENT
              900  Samsung Display Devices
                   Co...........................           55,930
              755  Samsung Electronics Co. (GDR)
                   - 144A**.....................           37,373
            2,166  Samsung Electronics Co. (GDR)
                   - 144A**.....................           52,785

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
              226  Samsung Electronics Co. (GDS)
                   - 144A**.....................  $        11,158
            7,187  Samsung Electronics Co. (GDS)
                   - 144A** (Non-Voting)........          176,082
                                                  ---------------
                                                          333,328
                                                  ---------------
                   ENERGY
            2,000  Samchully Co.................          164,749
                                                  ---------------
                   STEEL & IRON
            5,000  Pohang Iron & Steel Co., Ltd.
                   (ADR)........................          106,875
                                                  ---------------
                   UTILITIES - ELECTRIC
            7,000  Korea Electric Power Corp....          231,496
                                                  ---------------
                   TOTAL SOUTH KOREA............        1,244,511
                                                  ---------------

                   SPAIN (1.2%)
                   BANKING
           25,000  Banco Bilbao Vizcaya.........        1,152,917
            6,000  Banco Popular Espanol S.A....        1,103,062
                                                  ---------------
                                                        2,255,979
                                                  ---------------
                   FINANCIAL SERVICES
           17,500  Corporacion Financiera
                   Alba.........................        1,458,674
                                                  ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
            6,908  Empresa Nacional de Celulosa
                   S.A..........................           96,326
                                                  ---------------
                   NATURAL GAS
            7,240  Gas Natural SDG S.A. (Series
                   E)...........................        1,279,140
                                                  ---------------
                   TEXTILES
            8,993  Cortefiel S.A................          224,527
                                                  ---------------
                   UTILITIES - ELECTRIC
          100,000  Iberdrola S.A................          969,853
                                                  ---------------
                   TOTAL SPAIN..................        6,284,499
                                                  ---------------
                   SWEDEN (1.6%)
                   COMMERCIAL SERVICES
           62,400  Securitas AB (Series "B"
                   Free)........................        1,508,157
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   COMPUTER SOFTWARE
           27,550  Trio Information Systems
                   AB*..........................  $       120,687
                                                  ---------------
                   ELECTRICAL EQUIPMENT
            4,280  Elekta Instrument (Series
                   "AB" Free)...................          144,822
                                                  ---------------
                   HEALTHCARE PRODUCTS & SERVICES
           56,800  Getinge Industrier AB (B
                   Shares)......................        1,089,668
                                                  ---------------
                   INSURANCE
           41,500  Scandia Forsakrings AB.......        1,150,340
                                                  ---------------
                   MACHINERY
            5,310  Hoganas AB...................          165,236
            7,143  Kalmar Industries AB.........          111,137
                                                  ---------------
                                                          276,373
                                                  ---------------
                   RETAIL
           17,500  Hennes & Mauritz AB (B
                   Shares)......................        2,149,169
                                                  ---------------
                   TELECOMMUNICATIONS
           49,500  Ericsson (L.M.) Telephone Co.
                   AB (Series "B" Free).........        1,248,716
                                                  ---------------
                   TEXTILES
            7,713  Sintercast AB (Series "A"
                   Free)*.......................          314,578
                                                  ---------------

                   TOTAL SWEDEN.................        8,002,510
                                                  ---------------

                   SWITZERLAND (0.9%)
                   ELECTRICAL EQUIPMENT
              450  ABB AG - Bearer..............          550,171
                                                  ---------------
                   MERCHANDISING
              800  Fust S.A. AG.................          210,409
                                                  ---------------
                   PHARMACEUTICALS
              800  Ciba-Geigy AG................        1,022,715
              157  Roche Holding AG.............        1,155,571
            1,400  Sandoz AG....................        1,680,402
                                                  ---------------
                                                        3,858,688
                                                  ---------------

                   TOTAL SWITZERLAND............        4,619,268
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   TAIWAN (0.4%)
                   INDUSTRIALS
$         310,000  Nan Ya Plastics Corp. 1.75%
                   due 07/09/01 (Conv.).........  $       332,475
                                                  ---------------
                   INVESTMENT COMPANIES
          100,000  Paribas Emerging Markets Fund
                   - Taiwan Series*.............          968,000
                                                  ---------------
                   RETAIL
$         180,000  Far Eastern Department Stores
                   - 144A** 3.00% due 07/06/01
                   (Conv.)......................          189,450
            9,240  President Enterprises (GDR)*
                   - 144A**.....................          154,770
                                                  ---------------
                                                          344,220
                                                  ---------------
                   STEEL & IRON
            8,030  China Steel Corp. (GDS)......          162,607
                                                  ---------------

                   TOTAL TAIWAN.................        1,807,302
                                                  ---------------
                   THAILAND (0.5%)
                   BANKING
          244,000  Krung Thai Bank PCL..........        1,055,820
                                                  ---------------
                   BUILDING & CONSTRUCTION
           29,000  Land & House PCL.............          358,208
                                                  ---------------
                   ELECTRICAL EQUIPMENT
           15,000  Hana Microelectronics PCL....           88,509
                                                  ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
          122,000  Srithai Superware Co.,
                   Ltd..........................          532,709
                                                  ---------------
                   TELECOMMUNICATIONS
           20,000  Advanced Info Service PCL
                   (ADR)........................          273,789
                                                  ---------------
                   TOTAL THAILAND...............        2,309,035
                                                  ---------------

                   UNITED KINGDOM (6.8%)
                   AEROSPACE & DEFENSE
           35,000  British Aerospace PLC........          579,993
           11,500  Fairey Group PLC.............          117,869
          250,000  Rolls-Royce PLC..............          936,455

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------

           45,000  Smiths Industries PLC........  $       559,103
           25,800  Vickers PLC..................          114,050
                                                  ---------------
                                                        2,307,470
                                                  ---------------
                   APPLIANCES & HOUSEHOLD DURABLES
           87,000  MFI Furniture Group PLC......          268,191
                                                  ---------------
                   AUTO PARTS
           19,300  Laird Group PLC..............          138,923
                                                  ---------------
                   AUTOMOBILES
           26,200  Trinity Holdings PLC.........          114,384
                                                  ---------------
                   BANKING
          100,000  Abbey National PLC...........          928,709
           50,000  National Westminster Bank
                   PLC..........................          530,467
                                                  ---------------
                                                        1,459,176
                                                  ---------------
                   BUILDING & CONSTRUCTION
          130,000  Blue Circle Industries PLC...          785,217
          100,000  Bryant Group.................          208,118
           80,000  CRH PLC......................          808,689
           70,000  Meyer International PLC......          449,098
                                                  ---------------
                                                        2,251,122
                                                  ---------------
                   BUILDING MATERIALS
          110,000  Scapa Group..................          464,746
                                                  ---------------
                   BUSINESS & PUBLIC SERVICES
           36,200  Chubb Security PLC...........          177,868
           69,000  Reuters Holdings PLC.........          797,367
                                                  ---------------
                                                          975,235
                                                  ---------------
                   CHEMICALS
          120,000  Albright & Wilson PLC........          357,713
           36,700  Allied Colloids Group PLC....           82,122
           80,000  Courtaulds PLC...............          603,387
                                                  ---------------
                                                        1,043,222
                                                  ---------------
                   COMPUTER SOFTWARE
           54,363  SEMA Group PLC...............          687,343
                                                  ---------------
                   CONSUMER PRODUCTS
           59,000  Vendome Luxury Group PLC
                   (Units)++....................          547,477
                                                  ---------------
                   DISTRIBUTION
           24,100  Cowie Group PLC..............          140,665
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   ELECTRICAL EQUIPMENT
          120,000  General Electric Co. PLC.....  $       743,593
          110,000  The BICC Group PLC...........          511,220
           20,000  The BICC Group PLC (New)*....            5,946
                                                  ---------------
                                                        1,260,759
                                                  ---------------
                   ELECTRONICS
           15,200  Diploma PLC..................           85,150
                                                  ---------------
                   ENERGY
          155,000  Lasmo PLC....................          525,108
          125,000  Shell Transport & Trading Co.
                   PLC..........................        1,909,056
                                                  ---------------
                                                        2,434,164
                                                  ---------------
                   ENTERTAINMENT
           60,000  Granada Group PLC............          804,620
           47,500  London Clubs International
                   PLC..........................          222,984
                                                  ---------------
                                                        1,027,604
                                                  ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           80,000  Associated British Foods
                   PLC..........................          510,751
           30,000  Bass PLC.....................          364,755
           24,500  Devro International PLC......           93,352
          100,000  Guinness PLC.................          715,896
           90,000  Northern Foods PLC...........          276,735
                                                  ---------------
                                                        1,961,489
                                                  ---------------
                   FOREST PRODUCTS, PAPER & PACKAGING
           23,100  David S. Smith (Holdings)
                   PLC..........................          116,935
           50,000  De La Rue PLC................          463,181
           29,300  Macfarlane Group (Clansman)
                   PLC..........................           90,322
                                                  ---------------
                                                          670,438
                                                  ---------------
                   HEALTH & PERSONAL CARE
          104,000  Glaxo Wellcome PLC...........        1,629,833
          215,833  Medeva PLC...................          857,848
                                                  ---------------
                                                        2,487,681
                                                  ---------------
                   HEALTHCARE
            6,600  Amersham International PLC...          107,072
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   INSURANCE
           58,000  General Accident PLC.........  $       616,249
          105,000  Prudential Corp. PLC.........          739,368
          170,000  Royal & Sun Alliance
                   Insurance Group PLC..........        1,077,365
                                                  ---------------
                                                        2,432,982
                                                  ---------------
                   INVESTMENT COMPANIES
           85,000  NB Smaller Cos. Trust........          214,143
          166,410  The Throgmorton Trust........          207,342
           45,250  TR Smaller Cos. Investment
                   Trust........................          164,273
                                                  ---------------
                                                          585,758
                                                  ---------------
                   MACHINERY
          143,000  BBA Group PLC................          751,855
           90,000  IMI PLC (Ordinary)...........          554,878
           10,700  Sprirax-Sarco Engineering
                   PLC..........................          126,329
          155,000  Tomkins PLC..................          671,847
                                                  ---------------
                                                        2,104,909
                                                  ---------------
                   MANUFACTURING
            9,400  Vitec Group PLC..............          102,081
            9,100  Vosper Thornycroft Holdings
                   PLC..........................          113,882
                                                  ---------------
                                                          215,963
                                                  ---------------
                   MEDIA
            6,500  Daily Mail & General Trust
                   (Class A)....................          134,539
           15,900  EMAP PLC.....................          185,856
           65,000  Flextech PLC*................          550,262
           45,100  Mirror Group PLC.............          152,436
                                                  ---------------
                                                        1,023,093
                                                  ---------------
                   MERCHANDISING
           90,000  Next PLC.....................          795,701
                                                  ---------------
                   METALS & MINING
          120,000  Antofagasta Holdings PLC.....          683,505
                                                  ---------------
                   NATURAL GAS
          180,000  British Gas PLC..............          560,511
                                                  ---------------
                   PHARMACEUTICALS
          107,430  British Biotech PLC*.........          353,024
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   REAL ESTATE
           20,400  Bradford Property Trust
                   PLC..........................  $        78,049
           28,000  Capital Shopping Centers
                   PLC..........................          144,587
           54,375  Pillar Property Investments
                   PLC..........................          159,962
                                                  ---------------
                                                          382,598
                                                  ---------------
                   RESTAURANTS
            9,600  Compass Group PLC............           84,124
                                                  ---------------
                   RETAIL
           10,733  Argos PLC....................          126,298
                                                  ---------------
                   TELECOMMUNICATIONS
          260,000  British Telecommunications
                   PLC..........................        1,448,379
          258,230  Securicor PLC................        1,095,052
          120,000  Vodafone Group PLC...........          414,985
                                                  ---------------
                                                        2,958,416
                                                  ---------------
                   TEXTILES
           15,900  Courtaulds Textiles PLC......           70,411
                                                  ---------------
                   TRANSPORTATION
           31,400  Associated British Ports
                   Holdings PLC.................          132,172
           55,000  British Airways PLC..........          468,188
           15,800  Forth Ports PLC..............          150,815
           16,104  Stagecoach Holdings PLC......          133,054
            2,684  Stagecoach Holdings PLC*.....           22,281
                                                  ---------------
                                                          906,510
                                                  ---------------
                   UTILITIES
           33,420  Yorkshire Water PLC..........          329,462
                                                  ---------------
                   TOTAL UNITED KINGDOM.........       34,045,576
                                                  ---------------
                   UNITED STATES (24.1%)
                   AEROSPACE & DEFENSE
           29,000  Boeing Co....................        2,740,500
           42,000  General Motors Corp. (Class
                   H)...........................        2,425,500
           72,000  Watkins-Johnson Co...........        1,458,000
                                                  ---------------
                                                        6,624,000
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   AUTOMOBILES
           65,000  Ford Motor Co................  $     2,031,250
           41,000  General Motors Corp..........        1,968,000
                                                  ---------------
                                                        3,999,250
                                                  ---------------
                   BANKING
           29,000  Citicorp.....................        2,628,125
                                                  ---------------
                   BEVERAGES - SOFT DRINKS
           61,000  Coca Cola Co.................        3,103,375
           80,000  PepsiCo Inc..................        2,260,000
                                                  ---------------
                                                        5,363,375
                                                  ---------------
                   CABLE & TELECOMMUNICATIONS
           74,000  General Instrument Corp.*....        1,831,500
                                                  ---------------
                   COMMUNICATIONS - EQUIPMENT & SOFTWARE
           46,000  Cisco Systems, Inc.*.........        2,852,000
                                                  ---------------
                   COMPUTER SOFTWARE
           57,300  Computer Associates
                   International, Inc...........        3,423,675
           19,500  Microsoft Corp.*.............        2,569,125
           62,250  Oracle Corp.*................        2,645,625
              122  Platinum Software Corp.*.....            1,342
                                                  ---------------
                                                        8,639,767
                                                  ---------------
                   COMPUTERS - PERIPHERAL EQUIPMENT
           38,000  Seagate Technology, Inc.*....        2,123,250
                                                  ---------------
                   COMPUTERS - SYSTEMS
           42,000  Hewlett-Packard Co...........        2,047,500
                                                  ---------------
                   ELECTRICAL EQUIPMENT
           32,000  Emerson Electric Co..........        2,884,000
                                                  ---------------
                   ENERGY
           41,000  Chevron Corp.................        2,567,625
           27,500  Exxon Corp...................        2,289,375
           20,000  Mobil Corp...................        2,315,000
           27,000  Texaco, Inc..................        2,484,000
                                                  ---------------
                                                        9,656,000
                                                  ---------------
                   FINANCIAL SERVICES
           39,000  Beneficial Corp..............        2,242,500
           70,000  Federal National Mortgage
                   Assoc........................        2,441,250
           43,000  Morgan Stanley Group, Inc....        2,139,250
                                                  ---------------
                                                        6,823,000
                                                  ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
           30,000  Procter & Gamble Co..........        2,925,000
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                   FOREST PRODUCTS, PAPER & PACKAGING
           66,000  International Paper Co.......  $     2,805,000
                                                  ---------------
                   HEALTHCARE PRODUCTS & SERVICES
           56,000  Baxter International, Inc....        2,618,000
           48,500  Columbia/HCA Healthcare
                   Corp.........................        2,758,437
           32,000  PacifiCare Health Systems,
                   Inc. (Class B)*..............        2,752,000
                                                  ---------------
                                                        8,128,437
                                                  ---------------
                   HOTELS/MOTELS
           38,000  ITT Corp. (New)*.............        1,657,750
           45,000  Marriot International,
                   Inc..........................        2,480,625
                                                  ---------------
                                                        4,138,375
                                                  ---------------
                   INDUSTRIALS
           46,000  AlliedSignal Inc.............        3,030,250
           47,000  Honeywell, Inc...............        2,966,875
                                                  ---------------
                                                        5,997,125
                                                  ---------------
                   INSURANCE
           30,000  Aetna Inc....................        2,111,250
           24,000  American International Group,
                   Inc..........................        2,418,000
           20,000  CIGNA Corp...................        2,397,500
                                                  ---------------
                                                        6,926,750
                                                  ---------------
                   MEDIA
           79,500  Infinity Broadcasting Corp.
                   (Class A)*...................        2,504,250
          100,000  Westwood One, Inc.*..........        1,812,500
                                                  ---------------
                                                        4,316,750
                                                  ---------------
                   OIL DRILLING & SERVICES
           29,000  Schlumberger, Ltd............        2,450,500
                                                  ---------------
                   PHARMACEUTICALS
           56,000  Johnson & Johnson............        2,870,000
           38,000  Pfizer, Inc..................        3,006,750
                                                  ---------------
                                                        5,876,750
                                                  ---------------
                   RETAIL
          420,000  Charming Shoppes, Inc.*......        2,493,750
           78,000  Dayton-Hudson Corp...........        2,574,000
           78,000  Gap, Inc.....................        2,252,250
           45,000  Home Depot, Inc..............        2,559,375
                                                  ---------------
                                                        9,879,375
                                                  ---------------
                   SAVINGS & LOAN ASSOCIATIONS
           43,000  Golden West Financial
                   Corp.........................        2,510,125
                                                  ---------------

SHARES/PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------

                   STEEL & IRON
          193,000  Bethlehem Steel Corp.*.......  $     1,930,000
                                                  ---------------
                   TELECOMMUNICATIONS
           77,000  Sprint Corp..................        2,993,375
                                                  ---------------
                   UTILITIES - TELEPHONE
           67,000  GTE Corp.....................        2,579,500
           58,000  NYNEX Corp...................        2,523,000
                                                  ---------------
                                                        5,102,500
                                                  ---------------

                   TOTAL UNITED STATES..........      121,451,829
                                                  ---------------

                   URUGUAY (0.1%)
                   BANKING
           25,000  Banco Commercial S.A. (ADR) -
                   144A**.......................          447,500
                                                  ---------------

                   TOTAL COMMON AND PREFERRED
                   STOCKS, WARRANTS, RIGHTS AND
                   BONDS
                   (IDENTIFIED COST
                   $457,042,318)................      494,875,553
                                                  ---------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                          VALUE
-----------------------------------------------------------------

                   SHORT-TERM INVESTMENT (a) (0.4%)
                   U.S. GOVERNMENT AGENCY
$           2,000  Federal Home Loan Mortgage
                   Corp. 5.70% due 10/01/96
                   (Amortized Cost
                   $2,000,000)..................        2,000,000
                                                  ---------------

    CURRENCY
     AMOUNT                                            VALUE
-----------------------------------------------------------------

                   PURCHASED PUT OPTION ON FOREIGN CURRENCY
                   (0.0%)
                   CURRENCY OPTIONS
     FRF   38,940  November 5, 1996/FRF 5.192
                   (Identified Cost $151,500)...           41,250
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

    CURRENCY
     AMOUNT                                            VALUE
-----------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$459,193,818) (B)...........       98.6%  $496,916,803

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES.......        1.4      7,245,605
                                  -----   ------------

NET ASSETS..................      100.0%  $504,162,408
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Shares.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
++ Consists of one or more class of securities traded together as a unit; generally stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation was $60,549,884 and the aggregate gross unrealized depreciation was $22,826,899, resulting in net unrealized appreciation of $37,722,985.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 1996:

                                        UNREALIZED
CONTRACTS TO       IN       DELIVERY   APPRECIATION
  DELIVER     EXCHANGE FOR    DATE    (DEPRECIATION)
----------------------------------------------------
SEK  646,574  $       97,478 10/01/96 $      (191   )
$       83,849 ZAR   380,002 10/01/96       (92)
MYR 410,902   $      163,752 10/01/96      (203)
$      272,434 DEM  416,415 10/02/96        589
 GBP944,349   $     1,477,151 10/03/96      (567)
$      412,406 MYR 1,032,065 10/03/96      (600)
                                        -------
 Net unrealized depreciation........     ($1,064)
                                        -------
                                        -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
SUMMARY OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
------------------------------------------------------------------------------
Aerospace & Defense.......................  $        8,931,470           1.7%
Apparel...................................           1,311,408           0.3
Appliances & Household Durables...........           3,871,616           0.8
Auto Parts................................             672,601           0.1
Automobiles...............................          12,768,553           2.5
Banking...................................          32,666,280           6.5
Beverages - Soft Drinks...................           5,947,350           1.2
Building & Construction...................          16,160,025           3.2
Building Materials........................           5,458,776           1.1
Business & Public Services................           8,139,700           1.6
Cable & Telecommunications................           1,831,500           0.4
Chemicals.................................          14,109,024           2.8
Commercial Services.......................           1,605,895           0.3
Communications - Equipment & Software.....           2,925,773           0.6
Computer Software.........................          10,976,989           2.2
Computers - Peripheral Equipment..........           2,123,250           0.4
Computers - Systems.......................           2,047,500           0.4
Conglomerates.............................          13,597,856           2.7
Consumer Products.........................           2,042,361           0.4
Data Processing...........................             991,792           0.2
Distribution..............................             140,665           0.0
Electrical Equipment......................          33,386,919           6.6
Electronics...............................           4,757,860           0.9
Energy....................................          15,942,023           3.2
Engineering & Construction................           2,414,013           0.5
Entertainment.............................           2,770,275           0.5
Financial Services........................          19,136,286           3.8
Food, Beverage, Tobacco & Household
  Products................................          13,934,409           2.8
Foreign Currency Put Options..............              41,250           0.0
Forest Products, Paper & Packaging........           6,110,602           1.2
Furniture.................................             385,366           0.1
Health & Personal Care....................          11,505,423           2.3
Healthcare................................             107,072           0.0
Healthcare Products & Services............           9,982,576           2.0
Hotels/Motels.............................           5,395,174           1.1
Industrials...............................           7,280,245           1.4
Insurance.................................          18,567,956           3.7
Investment Companies......................           4,909,758           1.0

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
------------------------------------------------------------------------------
Leisure...................................  $        1,924,156           0.4%
Machine Tools.............................             826,976           0.2
Machinery.................................          24,504,172           4.9
Manufactured Housing......................             349,996           0.1
Manufacturing.............................           1,518,218           0.3
Media.....................................          15,052,210           3.0
Merchandising.............................           3,060,165           0.6
Metals & Mining...........................           3,313,448           0.7
Multi-Industry............................           1,934,535           0.4
Natural Gas...............................           1,839,651           0.4
Oil Drilling & Services...................           2,652,490           0.5
Pharmaceuticals...........................          12,218,895           2.4
Real Estate...............................          21,758,065           4.3
Restaurants...............................             219,220           0.0
Retail....................................          27,844,108           5.5
Retail - Specialty........................             324,868           0.1
Savings & Loan Associations...............           2,510,125           0.5
Steel.....................................             610,192           0.1
Steel & Iron..............................          13,108,907           2.6
Telecommunications........................          23,830,375           4.7
Textiles..................................           5,124,765           1.0
Transportation............................           9,942,757           2.0
U.S. Government Agency....................           2,000,000           0.4
Utilities.................................           4,735,689           0.9
Utilities - Electric......................           4,839,910           1.0
Utilities - Telephone.....................           5,102,500           1.0
Vision Care & Instruments.................             162,788           0.0
Wholesale & International Trade...........             660,031           0.1
                                            ------------------         -----
                                            $      496,916,803          98.6%
                                            ------------------         -----
                                            ------------------         -----

                                                                  PERCENT OF
TYPE OF INVESTMENT                                VALUE           NET ASSETS
------------------------------------------------------------------------------
Common Stocks.............................  $      489,143,552          97.0%
Convertible Bonds.........................           1,145,700           0.2
Foreign Currency
  Put Options.............................              41,250           0.0
Preferred Stocks..........................           4,444,092           1.0
Rights....................................              18,981           0.0
Short-Term Investments....................           2,000,000           0.4
Warrants..................................             123,228           0.0
                                            ------------------         -----
                                            $      496,916,803          98.6%
                                            ------------------         -----
                                            ------------------         -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $459,193,818)............................  $496,916,803
Cash........................................................     1,926,262
Receivable for:
    Investments sold........................................     6,354,992
    Dividends...............................................       851,180
    Shares of beneficial interest sold......................       659,255
    Foreign withholding taxes reclaimed.....................       146,100
    Interest................................................         8,661
Prepaid expenses and other assets...........................        71,011
                                                              ------------
     TOTAL ASSETS...........................................   506,934,264
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................       881,748
    Shares of beneficial interest repurchased...............       582,951
    Plan of distribution fee................................       425,971
    Investment management fee...............................       425,879
Accrued expenses and other payables.........................       455,307
                                                              ------------
     TOTAL LIABILITIES......................................     2,771,856
                                                              ------------
NET ASSETS:
Paid-in-capital.............................................   437,808,313
Net unrealized appreciation.................................    37,715,982
Net investment loss.........................................    (2,533,842)
Accumulated undistributed net realized gain.................    31,171,955
                                                              ------------
     NET ASSETS.............................................  $504,162,408
                                                              ------------
                                                              ------------
NET ASSET VALUE PER SHARE,
  27,408,892 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $18.39
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $414,166 foreign withholding tax).........  $ 4,492,038
Interest....................................................      120,721
                                                              -----------
     TOTAL INCOME...........................................    4,612,759
                                                              -----------
EXPENSES
Plan of distribution fee....................................    2,602,085
Investment management fee...................................    2,597,296
Transfer agent fees and expenses............................      500,250
Custodian fees..............................................      320,265
Shareholder reports and notices.............................       94,062
Professional fees...........................................       58,684
Registration fees...........................................       27,175
Trustees' fees and expenses.................................       10,947
Other.......................................................       32,826
                                                              -----------
     TOTAL EXPENSES.........................................    6,243,590
                                                              -----------
     NET INVESTMENT LOSS....................................   (1,630,831)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................    9,665,609
    Foreign exchange transactions...........................      (38,736)
                                                              -----------
     TOTAL GAIN.............................................    9,626,873
                                                              -----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (3,441,646)
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................        9,154
                                                              -----------
     TOTAL DEPRECIATION.....................................   (3,432,492)
                                                              -----------
     NET GAIN...............................................    6,194,381
                                                              -----------
NET INCREASE................................................  $ 4,563,550
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                    ENDED           FOR THE YEAR
                                                              SEPTEMBER 30, 1996       ENDED
                                                                 (UNAUDITED)       MARCH 31, 1996
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.........................................     $ (1,630,831)      $  (1,087,335)
Net realized gain...........................................        9,626,873          41,362,377
Net change in unrealized appreciation (depreciation)........       (3,432,492)         36,965,641
                                                              ------------------   --------------
     NET INCREASE...........................................        4,563,550          77,240,683
                                                              ------------------   --------------
Distributions from net realized gain........................        --                   (692,945)
Net decrease from transactions in shares of beneficial
  interest..................................................      (20,389,364)        (68,817,900)
                                                              ------------------   --------------
     TOTAL INCREASE (DECREASE)..............................      (15,825,814)          7,729,838
NET ASSETS:
Beginning of period.........................................      519,988,222         512,258,384
                                                              ------------------   --------------
     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $2,533,842 AND
    DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
    $903,011, RESPECTIVELY).................................     $504,162,408       $ 519,988,222
                                                              ------------------   --------------
                                                              ------------------   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Dean Witter World Wide Investment Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return on its assets primarily through long-term capital growth and to a lesser extent, from income. The Fund seeks to achieve its objective by investing in common stocks and equivalents, preferred stocks, bonds and other debt obligations of domestic and foreign companies, governments and international organizations. The Fund was organized as a Massachusetts business trust on July 7, 1983 and commenced operations on October 31, 1983.
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.
B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.
C. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.
When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.
D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.
E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.
F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.
G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
2. INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager" or "InterCapital") and Sub-Advisory Agreement with Morgan Grenfell Investment Services Limited ("Morgan Grenfell" or "Sub-Adviser") the Fund pays InterCapital a fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets in excess of $500 million. Under the Sub-Advisory Agreement between Morgan Grenfell and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's non-U.S. investments, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.
Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

space, facilities, equipment, clerical, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business and also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.
3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.
Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered by the Distributor may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.
Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, included carrying charges, totaled $21,520,837 at September 30, 1996.
The Distributor has informed the Fund that for the six months ended September 30, 1996, it received approximately $359,000 in contingent deferred sales charges from redemptions of the Fund's shares.
4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1996 aggregated $83,478,757 and $109,680,472, respectively.
For the six months ended September 30, 1996, the Fund incurred brokerage commissions of $4,150 with DWR for portfolio transactions executed on behalf of the Fund.
Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1996, the Fund had transfer agent fees and expenses payable of approximately $155,000.
The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1996 included in Trustees' fees and expenses in the Statement of Operations amounted to $651. At September 30, 1996, the Fund had an accrued pension liability of $51,914 which is included in accrued expenses in the Statement of Assets and Liabilities.
During the six months ended September 30, 1996, foreign regulatory authorities initiated an investigation involving an individual associated with an affiliate of the Fund's Sub-Adviser. Although this investigation did not at any time involve the Fund or the Investment Manager, the Sub-Adviser's affiliate purchased from the Fund two securities whose separate holdings by the affiliate had become part of the investigation. These securities represented only a very small percentage of the Fund's portfolio (approximately one-twentieth of one percent) and were purchased by the Sub-Adviser's affiliate at cost plus interest.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1996 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                        SEPTEMBER 30, 1996               FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                        MARCH 31, 1996
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    2,332,601   $   42,984,069     5,790,518   $100,249,259
Reinvestment of distributions....................................      --              --              37,871        656,681
                                                                   -----------   --------------   -----------   ------------
                                                                     2,332,601       42,984,069     5,828,389    100,905,940
Repurchased......................................................   (3,450,183)     (63,373,433)   (9,903,997)  (169,723,840)
                                                                   -----------   --------------   -----------   ------------
Net decrease.....................................................   (1,117,582)  $  (20,389,364)   (4,075,608)  $(68,817,900)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS
Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $207,000 during fiscal 1996.
As of March 31, 1996, the Fund had temporary book/tax differences primarily attributable to post-October loss deferrals and income from the mark-to-market of passive foreign investment companies ("PFIC's") and permanent book/tax differences primarily attributable to a net operating loss, foreign currency losses and tax adjustments on PFICs sold by the Fund.
7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.
At September 30, 1996, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER WORLD WIDE INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                   FOR THE
                     SIX
                    MONTHS
                    ENDED                  FOR THE YEAR ENDED MARCH 31
                  SEPTEMBER   ------------------------------------------------------
                   30, 1996     1996       1995        1994       1993       1992
------------------------------------------------------------------------------------
                  (UNAUDITED)

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $   18.23   $  15.71   $  18.20   $   14.72   $  14.65   $  14.57
                  ----------  ---------  ---------  ----------  ---------  ---------

Net investment
 loss............     (0.06)     (0.06)     (0.02)      (0.05)     --         --

Net realized and
 unrealized gain
 (loss)..........      0.22       2.60      (1.83)       4.24       0.39       1.05
                  ----------  ---------  ---------  ----------  ---------  ---------

Total from
 investment
 operations......      0.16       2.54      (1.85)       4.19       0.39       1.05
                  ----------  ---------  ---------  ----------  ---------  ---------

Less dividends
 and
 distributions:
   From net
   investment
   income........    --          --         --         --          --         (0.05)
   In excess of
   net investment
   income........    --          --         (0.02)     --          --         --
   From net
   realized
   gain..........    --          (0.02)     (0.39)      (0.71)     (0.32)     (0.92)
   In excess of
   net realized
   gain..........    --          --         (0.23)     --          --         --
                  ----------  ---------  ---------  ----------  ---------  ---------

Total dividends
 and
 distributions...    --          (0.02)     (0.64)      (0.71)     (0.32)     (0.97)
                  ----------  ---------  ---------  ----------  ---------  ---------

Net asset value,
 end of period... $   18.39   $  18.23   $  15.71   $   18.20   $  14.72   $  14.65
                  ----------  ---------  ---------  ----------  ---------  ---------
                  ----------  ---------  ---------  ----------  ---------  ---------

TOTAL INVESTMENT
RETURN+..........      0.88%(1)    16.20%   (10.37)%     28.40%     2.69%      7.33%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      2.40%(2)     2.45%     2.41%      2.40%      2.42%      2.27%

Net investment
 income (loss)...     (0.63)%(2)    (0.21)%    (0.32)%     (0.61)%     0.06%     0.03%

SUPPLEMENTAL
DATA:
Net assets, end
 of period, in
 millions........      $504       $520       $512        $494       $218       $263

Portfolio
 turnover rate...        16%(1)      126%       67%        68%       139%        89%

Average
 commission rate
 paid............   $0.0185    $0.0169      --         --          --         --

---------------------
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.

SUB-ADVISER

Morgan Grenfell Investment Services Limited

DEAN WITTER
WORLD WIDE
INVESTMENT
TRUST

[GRAPHIC]

SEMIANNUAL REPORT
SEPTEMBER 30, 1996

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.